Document and Entity Information	Dec. 01, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2017
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Dec. 01, 2017
Document Effective Date	Dec. 01, 2017
Prospectus Date	Sep. 28, 2017
PNC TREASURY MONEY MARKET FUND | CLASS I
Prospectus:
Trading Symbol	PDIXX
PNC TREASURY MONEY MARKET FUND | CLASS A
Prospectus:
Trading Symbol	PRAXX